SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Oct. 01, 2020
Operating Lease
2024	$ 236,512
2025	92,580
2026
Total lease payments	329,091
Less: imputed interest	(10,074)
Total operating lease obligations	$ 319,017	$ 557,384	$ 200,000